Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Schedule of breakdown of the balance of Provisions
Thousand of reais	2022	2021	2020

Pension fund provisions and similar requirements	1,775,202	2,728,126	3,929,265
Provisions for lawsuits and administrative proceedings, commitments and other provisions	7,339,941	8,876,356	9,885,713
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	496	496	496
Judicial and administrative proceedings	6,754,262	7,668,914	8,648,892
Of which:
Civil	2,875,936	3,231,004	3,429,155
Labor	1,700,752	2,071,811	2,886,990
Tax and Social Security	2,177,574	2,366,099	2,332,747
Provisions for contingent commitments (Note 22.b.1)	430,484	908,027	724,779
Others provisions	154,700	298,919	511,546
Total	9,115,143	11,604,482	13,814,978

Schedule of Changes in Provisions
Thousand of reais	2022

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	2,728,126	8,876,356	11,604,482
Additions charged to income:
Interest expense and similar charges	156,637	-	156,637
Personnel Expenses (Note 39)	6,447	-	6,447
Constitutions / Reversals and Adjustment of provisions	40,470	1,652,562	1,693,032
Other Comprehensive Income	(401,147)	-	(401,147)
Additions to provisions for contingent commitments	-	(477,543)	(477,543)
Payments to external funds	(783,187)	-	(783,187)
Amount paid	-	(2,713,474)	(2,713,474)
Transfer to other assets - actuarial assets (Note 15)	27,856	-	27,856
Transfers, exchange differences and other changes	-	2,040	2,040
Balance at end of year	1,775,202	7,339,941	9,115,143

Thousand of reais	2021

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	3,929,265	9,885,713	13,814,978
Additions charged to income:
Interest expense and similar charges	217,413	-	217,413
Personnel Expenses (Note 39)	8,619	-	8,619
Constitutions / Reversals and Adjustment of provisions	(1,618)	1,997,788	1,996,170
Other Comprehensive Income	(833,511)	-	(833,511)
Additions to provisions for contingent commitments	-	183,248	183,248
Payments to external funds	(619,086)	-	(619,086)
Amount paid	-	(3,222,395)	(3,222,395)
Transfer to other assets - actuarial assets (Note 15)	27,045	-	27,045
Transfers, exchange differences and other changes	-	32,002	32,002
Balance at end of year	2,728,126	8,876,356	11,604,482

Thousand of reais	2020

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	4,960,620	11,365,589	16,326,209
Additions charged to income:
Interest expense and similar charges	276,933	-	276,933
Personnel Expenses (Note 39)	10,046	-	10,046
Constitutions / Reversals and Adjustment of provisions	13,044	1,565,402	1,578,446
Other Comprehensive Income	(1,133,245)	-	(1,133,245)
Additions to provisions for contingent commitments	-	40,861	40,861
Payments to external funds	(215,829)	-	(215,829)
Amount paid	-	(3,136,423)	(3,136,423)
Transfer to other assets - actuarial assets (Note 15)	17,695	-	17,695
Transfers, exchange differences and other changes	-	50,284	50,284
Balance at end of year	3,929,265	9,885,713	13,814,978

(1) For further information, see note 22. Provisions for pension funds and similar obligations.

Schedule of Movement of provisions
Thousand of reais	2022	2021	2020

Balance at the beginning of the period (after the initial adoption of IFRS 9)	908,027	724,779	683,918
Creation of provision for contingent commitments	(477,543)	183,248	40,861
Balance at end of year	430,484	908,027	724,779